Provision - Other Foreign Subsidiaries - Funding Status (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans		€ 618	€ (157)	€ (1,172)
Other Foreign Countries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations		9,116	9,534	9,876	€ 8,337	€ 10,324
Charge to the participants		167	193	153	133	151
Fair value of plan assets		7,743	7,927	8,445	7,008	8,458
Provisions - Provisions for pensions		1,206	1,414	1,278	1,196	1,715
Internal provisions for pensions		1,541	1,787	1,613	1,478	1,999
Net assets for pensions		(77)	(98)	(52)	(28)	(8)
Unrecognized net assets for pensions		(258)	(275)	(283)	€ (254)	€ (276)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost		34	35	38
Interest cost, net		101	104	105
Actuarial (gains)/losses recognized in the year		5	1	(9)
Past service cost		3	3	18
Pre-retirement cost		(6)		(9)
Other		(203)	(19)	(37)
Total defined benefit expenses (income) recognised in the consolidated income statements		(66)	124	106
Actuarial gains and losses on defined benefit pension plans		64	€ 207	€ 513
BRAZIL
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations		6,649
Charge to the participants		167
Fair value of plan assets		6,046
Provisions - Provisions for pensions		436
Internal provisions for pensions		756
Net assets for pensions		(62)
Unrecognized net assets for pensions		€ (258)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Reduction in commitments	€ 186